GOODWILL	12 Months Ended
Dec. 31, 2022
Disclosure of goodwill [Abstract]
GOODWILL
NOTE 23: GOODWILL

	2022 £m	2021 £m
At 1 January	2,320	2,320
Acquisition of businesses (see below)	335	–
At 31 December	2,655	2,320
Cost[1]	2,999	2,664
Accumulated impairment losses	(344)	(344)
At 31 December	2,655	2,320
1    For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.
On 31 January 2022, the Group completed the acquisition of 100 per cent of the share capital of Embark Group Limited (Embark), which together with its subsidiaries operates an investment and retirement platform business, enhancing the Group’s Wealth business capabilities, and has been consolidated into the Group’s results from that date. The total fair value of the purchase consideration was £377 million, settled in cash, and goodwill of £324 million has been recognised on the transaction. None of the goodwill recognised is deductible for tax purposes. Acquisition-related costs of £4 million have been included in operating expenses for the year ended 31 December 2022. The revenue included in the consolidated statement of comprehensive income since 31 January 2022 contributed by Embark was £81 million, with net loss after tax of £9 million over the same period. Had Embark been consolidated from 1 January 2022, the consolidated statement of comprehensive income would have included revenue of £87 million and a net loss after tax of £12 million. The goodwill relating to the acquisition of Embark has been allocated to the Group’s Life and pensions business as it is expected to benefit from the synergies of the acquisition.
In addition, goodwill of £11 million arose on the Group’s acquisition of Cavendish Online during the year.
The goodwill held in the Group’s balance sheet is tested at least annually for impairment. For the purposes of impairment testing the goodwill is allocated to the appropriate cash generating unit; of the total balance of £2,655 million (2021: £2,320 million), £2,171 million, or 82 per cent (2021: £1,836 million, 79 per cent), including the £324 million arising on the acquisition of Embark in the year, has been allocated to the Life and pensions cash generating unit; £302 million, or 11 per cent (2021: £302 million, 13 per cent) has been allocated to the Credit card cash generating unit in the Group’s Retail division; and £166 million, or 6 per cent (2021: £166 million, 7 per cent) to the Motor business cash generating unit.
The recoverable amount of the goodwill relating to Scottish Widows is based on a value-in-use calculation. The calculation uses pre-tax projections of future cash flows based upon budgets and plans approved by management covering a four-year period, the related run-off of existing business in-force and a discount rate (pre-tax) of 11.2 per cent. The budgets and plans are based upon past experience adjusted to take into account anticipated changes in sales volumes, product mix and margins having regard to expected market conditions (which will reflect current and future risks, such as climate and expected economic activity conditions) and competitor activity. The discount rate is determined with reference to internal measures and available industry information. New business cash flows beyond the four-year period have been extrapolated using a reducing balance growth rate that falls from 3.5 per cent down to 2.0 percent after 20 years, which does not exceed the long-term average growth rate for the life assurance market. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the goodwill relating to Scottish Widows to fall below its balance sheet carrying value.
The recoverable amount of the goodwill relating to the Motor business is based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10 per cent, based on the Group’s cost of equity. The cash flows beyond the four-year period are extrapolated using a growth rate of 3.5 per cent which does not exceed the long-term average growth rates for the markets in which the Motor business participates. Management believes that any reasonably possible change in the key assumptions, including from the impacts of climate change or climate-related legislation, would not cause the recoverable amount of the goodwill relating to the Motor business to fall below the balance sheet carrying value.
The recoverable amount of the goodwill relating to Credit cards has been based on a value-in-use calculation using post-tax cash flow projections based on financial budgets and plans approved by management covering a four-year period and a discount rate (post-tax) of 10 per cent, based on the Group’s cost of equity. The cash flows beyond the four-year period assume 3.5 per cent growth. Management believes that any reasonably possible change in the key assumptions above would not cause the recoverable amount of the goodwill relating to Credit cards to fall below the balance sheet carrying value.